Earnings/(Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share

	For the nine months ended September 30,
	2017	2016
	(Unaudited)	(Unaudited)
Net income/(loss)	$(5,617,355)	$13,718,440
Dividends to Class A preferred shareholders	(514,800)	(161,727)
Net income/(loss) attributable to the ordinary shareholders	(6,132,155)	13,556,713

Basic weighted-average common shares outstanding	16,760,185	19,207,348
Conversion of Class A Convertible Redeemable Preferred Shares	—	715,000
Conversion of Convertible Note	—	10,111
Conversion of Unit Purchase Option	—	176,667
Conversion of Restricted Shares	—	330
Diluted weighted-average common shares outstanding	16,760,185	20,109,456

Earnings/(Loss) per share:
Basic	$(0.37)	$0.71
Diluted	$(0.37)	$0.67

	For the years ended December 31,
	2016	2015
Net income	$17,278,404	$14,119,814
Dividends to Class A preferred shareholders	(333,327)	-
Net income attributable to the ordinary shareholders	16,945,077	14,119,814

Basic weighted-average common shares outstanding	18,012,452	20,519,156
Conversion of Class A Convertible Redeemable Preferred Shares	715,000	-
Release of Restricted Shares Placed in Escrow	2,666,667	-
Conversion of Unit Purchase Option	136,508	-
Conversion of Restricted Shares	208	-
Diluted weighted-average common shares outstanding	21,530,835	20,519,156

Earnings per share:
Basic	$0.94	$0.69
Diluted	$0.79	$0.69